Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

11. Related Party Transactions

Operating Leases

In 2015, the Bangladesh subsidiary entered into agreements to rent office facilities under 10-year operating lease agreements (Note 10), with a company owned by relatives of the Company’s Director and Chief Strategy Officer. The Company paid $0.1 million and $0.1 million to the related party during the three months ended June 30, 2021 and 2020, respectively, and $0.2 million and $0.1 million to the related party during the six months ended June 30, 2021 and 2020, respectively, which is included as rent expense. At June 30, 2021 and 2020, the amounts owed to the related party were $7,000 and $0, respectively.

12. Related Party Transactions

Operating Leases

In 2015, the Bangladesh subsidiary entered into agreements to rent office facilities under 10-year operating lease agreements (Note 10), with a company owned by relatives of the Company’s Director and Chief Strategy Officer. The Company paid $285,204 and $287,638 to the related party during the years ended December 31, 2020 and 2019, respectively, which is included as rent expense. At December 31, 2020 and 2019, there were no amounts owed to the related party.

Convertible Promissory Notes and Series B Convertible Preferred Stock Financing

As discussed in Note 7 and Note 8, the convertible promissory notes and Series B were issued to certain existing shareholders. Additionally, those same shareholders participated in the private placement offering as described in Note 8 by purchasing an aggregate of 6,336,666 shares of the Company’s common stock at a purchase price of $3.00 per share.